Victory Diversified Stock Fund Expense Example - Victory Diversified Stock Fund	Jun. 30, 2026 USD ($)
Class A
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 675
Expense Example, with Redemption, 3 Years	887
Expense Example, with Redemption, 5 Years	1,116
Expense Example, with Redemption, 10 Years	1,773
Class C
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	305
Expense Example, with Redemption, 3 Years	1,180
Expense Example, with Redemption, 5 Years	2,160
Expense Example, with Redemption, 10 Years	3,868
Class I
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	85
Expense Example, with Redemption, 3 Years	265
Expense Example, with Redemption, 5 Years	460
Expense Example, with Redemption, 10 Years	1,025
Class R
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	135
Expense Example, with Redemption, 3 Years	421
Expense Example, with Redemption, 5 Years	729
Expense Example, with Redemption, 10 Years	1,601
Class R6
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	80
Expense Example, with Redemption, 3 Years	297
Expense Example, with Redemption, 5 Years	531
Expense Example, with Redemption, 10 Years	1,205
Class Y
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	88
Expense Example, with Redemption, 3 Years	322
Expense Example, with Redemption, 5 Years	574
Expense Example, with Redemption, 10 Years	$ 1,297